POST BALANCE SHEET EVENTS (Details) - GBP (£) £ in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sales of intangible assets, classified as investing activities		£ 11	£ 3
Other disposals of assets | Forecast | Lamisil
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sales of intangible assets, classified as investing activities	£ 235
Losses on disposals of investments	£ 5